POST BALANCE SHEET EVENTS	6 Months Ended
Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
POST BALANCE SHEET EVENTS
15.	POST BALANCE SHEET EVENTS

Appointment of new Chief Executive Officer

Mr. Aris Kekedjian was appointed as Chief Executive Officer of Trinity Biotech plc with effect from October 3, 2022. He succeeds Mr. Ronan O’Caoimh, co-founder of Trinity Biotech, who will remain on the Trinity Biotech plc Board of Directors to advise the Company going forward. In addition, Mr Kekedjian has also assumed the role of Chairman of the Board of Directors of Trinity Biotech plc. In a three-decade career at General Electric (“GE”), Mr. Kekedjian provided leadership to diverse industrial and financial businesses, most recently as Chief Investment Officer and Global Head of Business Development of GE. His experience ranges from operating roles scaling high growth entrepreneurial platforms to restructuring GE’s portfolio of leading global businesses through M&A, partnerships and public markets. While at GE, he was actively engaged in the strategy development, portfolio evolution and venture activities at GE Healthcare, a global leader in imaging diagnostics and life sciences. Most recently, Mr. Kekedjian served as President & Chief Executive Officer at Icahn Enterprises, Senior Advisor to ECN Capital, and Independent Director of various public companies including Xerox Corporation, Finserv Acquisition Corp. and XPO Logistics, Inc.

Changes to Board of directors

On October 26, 2022, Trinity Biotech plc announced a number of Board of Directors changes with Mr. Tom Lindsay joining the Board of Directors as an independent non-executive director and both Mr. Seon Kyu Jeon and Mr. Michael Sung Soo Kim leaving the Board of Directors. Mr. Lindsay has more than 35 years of sales and marketing leadership experience in the global medical diagnostics industry and was President of Alere Inc’s (now Abbotts’s) business in Africa for many years. Most recently, Mr Lindsay has provided consultancy services to several international in vitro diagnostics businesses. He currently serves as a non-executive director for Genedrive plc, a rapid, low-cost molecular diagnostics platform for the identification and treatment of a selection of infectious diseases.

Resolutions passed at AGM

At the Annual General Meeting held on September 30, 2022, the Company’s shareholders approved the following special resolutions:

•	to alter the Memorandum of Association of the Company.
•	to adopt new Articles of Association of the Company to take account of certain changes to Irish company law resulting from the Companies Act 2014 (the "Act") and certain related developments.
•
to renew the authority for the Company and/or any of its subsidiaries to purchase the Company's own shares and American Depositary Receipts evidencing such shares ("ADRs") on NASDAQ within certain prescribed limits.

A special resolution, which sought to renew the price range at which any shares or ADRs held in treasury can be re-allotted other than on a securities exchange was not approved by the requisite majority of shareholders.

An ordinary resolution was also passed to increase the Company’s authorised share capital by the creation of an additional 600,000,000 A ordinary shares of US$0.0109 each. The shareholders also voted to approve the board of directors to reappoint Grant Thornton as the Company’s statutory auditors and to fix Grant Thornton’s remuneration. Mr. Aris Kekedjian, Mr. Michael Sung Soo Kim and Mr. Seon Kyu Jeon were re-elected at the AGM as directors having retired by rotation and offering themselves for re-election. An ordinary resolution was passed to review the affairs of the Company and consider the financial statements of the Company for the year ended December 31, 2021 together with the reports of the directors and statutory auditors thereon.